INVENTORY (Tables)	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF INVENTORIES
As at	September 30, 2024	December 31, 2023
Finished goods	$1,473,771	$904,858
Parts	36,600	691,678
	$1,510,371	$1,596,536

SCHEDULE OF COST OF SALES

Cost of sales consist of the following:

For the nine months ended	September 30, 2024	September 30, 2023
Inventory	$3,296,218	$3,199,976
Consulting and services	418,035	468,959
Other	51,176	164,373
	$3,765,429	$3,833,308